Long-term debt	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Long-term debt
Long-term debt

	December 31,
(Millions of dollars)	2014	2013	2012
Machinery, Energy & Transportation:
Notes—1.375% due 2014	$—	$—	$750
Notes—5.700% due 2016	504	506	508
Notes—3.900% due 2021	1,246	1,246	1,245
Notes—5.200% due 2041	757	757	757
Debentures—0.950% due 2015	—	500	500
Debentures—1.500% due 2017	500	500	499
Debentures—7.900% due 2018	899	899	899
Debentures—9.375% due 2021	120	120	120
Debentures—2.600% due 2022	498	498	498
Debentures—8.000% due 2023	82	82	82
Debentures—3.400% due 2024	1,000	—	—
Debentures—6.625% due 2028	193	193	193
Debentures—7.300% due 2031	241	241	241
Debentures—5.300% due 2035[1]	211	209	208
Debentures—6.050% due 2036	459	459	459
Debentures—8.250% due 2038	65	65	65
Debentures—6.950% due 2042	160	160	160
Debentures—3.803% due 2042[2]	1,188	1,168	1,149
Debentures—4.300% due 2044	497	—	—
Debentures—4.750% due 2064	498	—	—
Debentures—7.375% due 2097	244	244	244
Capital lease obligations	85	97	73
Other	46	55	16
Total Machinery, Energy & Transportation	9,493	7,999	8,666
Financial Products:
Commercial paper	—	—	—
Medium-term notes	17,295	17,856	18,036
Other	996	864	1,050
Total Financial Products	18,291	18,720	19,086
Total long-term debt due after one year	$27,784	$26,719	$27,752

[1]	Debentures due in 2035 have a face value of $307 million and an effective yield to maturity of 8.55%.

[2]	Debentures due in 2042 have a face value of $1,722 million and an effective yield to maturity of 6.33%.

All outstanding notes and debentures are unsecured and rank equally with one another.

On May 8, 2014, we issued $1.0 billion of 3.400% Senior Notes due 2024, $500 million of 4.300% Senior Notes due 2044, and $500 million of 4.750% Senior Notes due 2064.

On June 26, 2012 we issued $500 million of 0.950% Senior Notes due 2015, $500 million of 1.500% Senior Notes due 2017, and $500 million of 2.600% Senior Notes due 2022.

On August 15, 2012 and August 27, 2012, we exchanged $1.72 billion of newly issued 3.803% Debentures due 2042 and $179 million of cash for $1.33 billion of several series of our outstanding debentures of varying interest rates and maturity dates. This exchange met the requirements to be accounted for as a debt modification.

We may redeem the 5.700%, 3.900% and 5.200% notes and the 7.900%, 6.625%, 7.300%, 5.300%, 6.050%, 8.250%, 6.950% and 7.375% debentures in whole or in part at our option at any time at a redemption price equal to the greater of 100% of the principal amount or the sum of the present value of the remaining scheduled payments of principal and interest of the notes or debentures to be redeemed. We may redeem some or all of the 0.950% debentures and the 1.500% debentures at our option at any time, and some or all of the 2.600% debentures at any time prior to March 26, 2022 (three months prior to the maturity date of the 2022 debentures), in each case at a redemption price equal to the greater of 100% of the principal amount of the notes being redeemed or at the discounted present value of the notes, calculated in accordance with the terms of the relevant notes. We may redeem some or all of the 3.803% debentures at any time at a redemption price equal to the greater of 100% of the principal amount of the debentures being redeemed or at a make-whole price calculated in accordance with the terms of the debentures. The terms of other notes and debentures do not specify a redemption option prior to maturity.

Cat Financial's medium term notes are offered by prospectus and are issued through agents at fixed and floating rates. These notes have a weighted average interest rate of 2.4% with remaining maturities up to 12 years at December 31, 2014.

The aggregate amounts of maturities of long-term debt during each of the years 2015 through 2019, including amounts due within one year and classified as current, are:

	December 31,
(Millions of dollars)	2015	2016	2017	2018	2019
Machinery, Energy & Transportation	$510	$543	$509	$906	$7
Financial Products	6,283	5,507	5,487	2,411	2,381
	$6,793	$6,050	$5,996	$3,317	$2,388

Interest paid on short-term and long-term borrowings for 2014, 2013 and 2012 was $1,109 million, $1,141 million and $1,404 million, respectively.

Please refer to Note 18 and Table III for fair value information on long-term debt.